Lease (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lessee, Lease, Description [Line Items]
Operating lease, discount rates	3.65%
Operating lease right of use asset amortization expense	$ 93,081	$ 55,119
Operating lease expense	$ 95,456	$ 105,522
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Operating lease right of use assets, remaining lease period	6 months
Operating lease, discount rates	3.65%
Operating lease, weighted average remaining lease term	5 months 4 days
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Operating lease right of use assets, remaining lease period	3 months
Operating lease, discount rates	3.65%